COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

20.	COMMITMENTS AND CONTINGENCIES

Contingencies

In the ordinary course of business, the Company may be involved in legal proceedings, claims and other matters arising from contractual, employment and other business relationships. The Company records a liability for such matters when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.

As of March 31, 2025 and 2026, and through the date the consolidated financial statements were issued, management is not aware of any pending or threatened legal proceedings or claims that are expected to have a material adverse effect on the Company’s financial position, results of operations or cash flows.

As of March 31, 2025 and 2026, the Company had no material commitments or contingencies requiring disclosure other than those disclosed elsewhere in these consolidated financial statements.